Acquisitions And Divestitures (Narrative) (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Jan. 29, 2015 USD ($)	Nov. 22, 2013 USD ($)
Business Acquisitions and Divestitures [Line Items]
Net sales	$ 5,814	$ 5,503	$ 5,400	$ 5,587	$ 6,807	$ 6,312	$ 5,812	$ 5,606		$ 22,304	$ 24,537	$ 24,669
Purchases of businesses, net of cash acquired										324	610	19
Goodwill	6,653				7,182					6,653	7,182	7,509
Intangible assets, net (excluding goodwill)	1,526				1,689					1,526	1,689
Proceeds from divestitures of businesses										1,812	363	3
Gains on divestitures of businesses										1,039	0	0
Gain on divestiture of business, after tax	$ 83									611	0	0
Disposal gain impact on diluted earnings per share | $ / shares	$ 0.13
Pretax earnings										4,161	3,348	3,196
Increase (decrease) in deferred tax asset											130
Net earnings										2,733	2,184	2,066
Other current assets	$ 829				642					829	642
Liabilities held-for-sale, accrued expenses	2,803				2,876					2,803	2,876
Common stock repurchased during the period	12,257				9,811					12,257	9,811	600
Artesyn (Embedded Computing and Power) [Member]
Business Acquisitions and Divestitures [Line Items]
Fair value of equity method investment														$ 60
Noncontrolling interests in subsidiaries [Member]
Business Acquisitions and Divestitures [Line Items]
Purchase of noncontrolling interests										$ 0	101	1
Parent Company [Member]
Business Acquisitions and Divestitures [Line Items]
Purchase of noncontrolling interests											$ 343
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisitions and Divestitures [Line Items]
Number of businesses acquired										8	4
Net sales										$ 115	$ 55
Purchases of businesses, net of cash acquired										324	104
Goodwill	178									178
Goodwill, expected tax deductible amount	42									42
Intangible assets, net (excluding goodwill)	128									$ 128
Intangible assets, weighted average useful life										10 years
Virgo and Enardo [Member]
Business Acquisitions and Divestitures [Line Items]
Net sales											321
Purchases of businesses, net of cash acquired											506
Goodwill					323						323
Intangible assets, net (excluding goodwill)					$ 178						$ 178
Intangible assets, weighted average useful life											12 years
Percentage of interest acquired					100.00%						100.00%
Debt assumed in acquisition											$ 76
Appleton Group [Member]
Business Acquisitions and Divestitures [Line Items]
Net sales											$ 542
Percentage of noncontrolling interest acquired					44.50%						44.50%
Payments to acquire business, net of cash acquired											$ 574
Power Transmission Solutions [Member]
Business Acquisitions and Divestitures [Line Items]
Net sales										$ 189
Proceeds from divestitures of businesses										1,400
Gains on divestitures of businesses										939
Gain on divestiture of business, after tax			$ 528							$ 532
Disposal gain impact on diluted earnings per share | $ / shares			$ 0.77							$ 0.78
Assets disposed of, other current assets													$ 182
Assets disposed of, other assets													374
Liabilities disposed of, accrued expenses/current liabilities													56
Liabilities disposed of, other liabilities													$ 41
Pretax earnings										$ 21
InterMetro [Member]
Business Acquisitions and Divestitures [Line Items]
Net sales										288
Proceeds from divestitures of businesses										411
Gains on divestitures of businesses										100
Gain on divestiture of business, after tax										$ 79
Disposal gain impact on diluted earnings per share | $ / shares										$ 0.12
Assets disposed of, other current assets	62									$ 62
Assets disposed of, other assets	292									292
Liabilities disposed of, accrued expenses/current liabilities	34									34
Liabilities disposed of, other liabilities	9									9
Pretax earnings										42
Artesyn (Embedded Computing and Power) [Member]
Business Acquisitions and Divestitures [Line Items]
Net sales											146
Proceeds from divestitures of businesses											264
Percentage of controlling interest sold														51.00%
Tax benefit (detriment) from divestiture of business											20
Net earnings											(9)
Other current assets														$ 367
Other noncurrent assets, including property, plant, equipment, net and goodwill														212
Liabilities held-for-sale, accrued expenses														$ 255
Pre-tax foreign cash repatriated								376
After-tax foreign cash repatriated								$ 308
Connectivity Solutions [Member]
Business Acquisitions and Divestitures [Line Items]
Net sales											63
Proceeds from divestitures of businesses					$ 99
Net earnings											3
Process Management [Member]
Business Acquisitions and Divestitures [Line Items]
Goodwill	2,790				2,701					$ 2,790	2,701	2,383
Process Management [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisitions and Divestitures [Line Items]
Number of businesses acquired										7
Commercial & Residential Solutions [Member]
Business Acquisitions and Divestitures [Line Items]
Goodwill	196				$ 434					$ 196	$ 434	$ 439
Commercial & Residential Solutions [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisitions and Divestitures [Line Items]
Number of businesses acquired										1
Planned Spinoff of Network Power and Potential Sales of Motors and Drives, Power Generation and Storage Business [Member]
Business Acquisitions and Divestitures [Line Items]
Percentage of consolidated sales										29.00%
Percentage of consolidated pretax earnings										10.00%
Percentage of consolidated cash flow										20.00%
Approximate amount of sales										$ 6,400
Approximate amount of pretax earnings										400
Approximate amount of cash flows										500
Planned Spinoff of Network Power [Member]
Business Acquisitions and Divestitures [Line Items]
Income tax expense related to planned spinoff of Network Power	42
Expenses other than income taxes related to planned spinoff of network power systems	$ 10									$ 10
Total expenses related to planned spinoff of Network Power, per share | $ / shares	$ 0.08
Scenario, Forecast [Member] | Planned Spinoff of Network Power and Potential Sales of Motors and Drives, Power Generation and Storage Business [Member]
Business Acquisitions and Divestitures [Line Items]
Estimated investment banking, legal, consulting and other costs									$ 200
Capitalized costs including debt issuance costs, pension funding and the separation of information technology costs									100
Minimum [Member] | Scenario, Forecast [Member] | Planned Spinoff of Network Power and Potential Sales of Motors and Drives, Power Generation and Storage Business [Member]
Business Acquisitions and Divestitures [Line Items]
Estimated income taxes related to reorganizing the ownership structures									100
Maximum [Member] | Scenario, Forecast [Member] | Planned Spinoff of Network Power and Potential Sales of Motors and Drives, Power Generation and Storage Business [Member]
Business Acquisitions and Divestitures [Line Items]
Estimated income taxes related to reorganizing the ownership structures									$ 200